Long-term Debt and Other Long-Term Liabilities - Summary of Principal Repayments of Long-term Debt (Details) - Long term Borrowings $ in Thousands	Mar. 31, 2018 CAD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal repayments	$ 8,422
2019
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal repayments	1,547
2020
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal repayments	2,048
2021
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal repayments	2,537
2022
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal repayments	1,588
2023
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal repayments	263
Thereafter
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal repayments	$ 439